COMMON STOCK	12 Months Ended
Dec. 28, 2019
COMMON STOCK

H.COMMON STOCK

We maintain and administer our shareholder approved Employee Stock Purchase Plan ("Stock Purchase Plan"). The Stock Purchase Plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date. We have expensed the fair value of the compensation associated with these awards, which approximates the discount. The amount of expense is nominal.

We maintain and administer our shareholder approved Directors’ Retainer Stock Plan ("Stock Retainer Plan").  The Stock Retainer Plan allows eligible members of the Board of Directors to defer the cash portion of their retainer and committee fees and receive shares of our stock at the time of or following their retirement, disability or death. The number of shares to be received is equal to the amount of the cash portion of their retainer and committee fees deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of shares is increased by the amount of dividends paid on the Company’s common stock. We recognized expense for this plan of $1.8 million in 2019, $1.7 million in 2018, and $1.7 million in 2017. Effective January 1, 2017, this plan was amended to allow directors to defer payment of the annual retainer paid in the form of our common stock. The number of shares to be received for their portion of the retainer that is deferred is equal to the amount of shares plus the number of shares attributable to cash dividends payable on those deferred shares.

Finally, we maintain and administer our shareholder approved Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP provides for the grant of stock options, stock appreciation rights, restricted stock, performance shares and other stock-based awards.

On October 18, 2017, the Board of Directors approved a three-for-one split of the Company's outstanding shares of common stock effected as a stock dividend.  On November 14, 2017, shareholders of record as of October 31, 2017, received two additional shares for each share held on the record date.

There is no unrecognized compensation expense remaining for stock options in 2019, 2018, and 2017.

Below is a summary of common stock issuances for 2019 and 2018:

	December 28, 2019
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	34	$32.47

Shares issued under the employee stock gift program	4	35.68
Shares issued under the director retainer stock program	5	38.44
Shares issued under the long term stock incentive plan	211	30.83
Shares issued under the executive stock match grants	109	31.57
Forfeitures	(19)	-
Total shares issued under stock grant programs	310	$31.25

Shares issued under the deferred compensation plans	181	$34.31
Total	525	$32.35

	December 29, 2018
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	38	$35.58

Shares issued under the employee stock gift program	3	33.56
Shares issued under the director retainer stock program	101	17.17
Shares issued under the long term stock incentive plan	164	35.16
Shares issued under the executive stock match grants	94	32.94
Forfeitures	(14)	-
Total shares issued under stock grant programs	348	$29.37

Shares issued under the deferred compensation plans	167	$36.98
Total	553	$31.78

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 31, 2016	791,532	19.32	4.8	1.51 years
Granted	388,248	32.03
Vested	(141,111)	12.71
Forfeited	(5,043)	30.14
Nonvested at December 30, 2017	1,033,626	24.24	7.1	1.31 years
Granted	247,068	36.52
Vested	(107,865)	18.11
Forfeited	(12,750)	24.19
Nonvested at December 29, 2018	1,160,079	23.32	7.6	1.12 years
Granted	318,496	32.60
Vested	(224,894)	23.42
Forfeited	(50,786)	24.18
Nonvested at December 28, 2019	1,202,895	$29.68	$7.9	0.86 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $4.0 million, $3.6 million, and $3.6 million and the related total income tax benefits of $0.8 million, $0.7 million, and $1.0 million in 2019, 2018 and 2017, respectively.

In 2019, 2018 and 2017, cash received from share issuances under our plans was $1.1 million, $1.0 million and $0.7 million, respectively.

On November 14, 2001, the Board of Directors approved a share repurchase program (which succeeded a previous program) allowing us to repurchase up to 2.5 million shares of our common stock. On October 14, 2010, our Board authorized an additional 2 million shares to be repurchased under our existing share repurchase program. We repurchased no shares in 2019 and 860,669 shares under this program in 2018. As of December 28, 2019, the cumulative total authorized shares available for repurchase is approximately 1.9 million shares.